June 30, 2000                                  . Pacific Select Fund

                                               . Pacific Select Exec
                                                 Separate Account of
                                                 Pacific Life Insurance Company






                                  Semi-Annual
                                      Reports












                                                                  PACIFIC SELECT

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND
        Chairman's Letter................................................... A-1

        Performance Discussion.............................................. A-2

        Financial Statements:

          Statements of Assets and Liabilities.............................. B-1

          Statements of Operations.......................................... B-4

          Statements of Changes in Net Assets............................... B-7

        Financial Highlights................................................ C-1

        Schedules of Investments............................................ D-1

        Notes to Financial Statements....................................... E-1

        Special Meeting of Shareholders..................................... F-1


        PACIFIC SELECT EXEC SEPARATE ACCOUNT

        Financial Statements:

          Statement of Assets and Liabilities..............................  G-1

          Statement of Operations........................................... G-4

          Statement of Changes in Net Assets................................ G-7

        Notes to Financial Statements....................................... H-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)
(In thousands)

                         Aggressive Emerging Diversified  Small-Cap  International Bond and            I-Net     Multi-
                           Equity   Markets   Research     Equity      Large-Cap    Income   Equity  Tollkeeper Strategy
                          Variable  Variable  Variable    Variable     Variable    Variable Variable  Variable  Variable
                          Account   Account    Account   Account (1)    Account    Account  Account   Account   Account
                         -----------------------------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive Equity
 Portfolio..............  $36,952
 Emerging Markets
 Portfolio..............            $26,086
 Diversified Research
 Portfolio..............                       $2,446
 Small-Cap Equity
 Portfolio (1)..........                                  $319,851
 International Large-Cap
 Portfolio..............                                                $10,891
 Bond and Income
 Portfolio..............                                                            $8,615
 Equity Portfolio.......                                                                    $70,128
 I-Net Tollkeeper
 Portfolio..............                                                                               $2,935
 Multi-Strategy
 Portfolio..............                                                                                        $154,720
Receivables:
 Due from Pacific Life
 Insurance Company......       16         8         5           80           98         15      120        44         26
                          -----------------------------------------------------------------------------------------------
Total Assets............   36,968    26,094     2,451      319,931       10,989      8,630   70,248     2,979    154,746
                          -----------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Fund shares purchased..       16         8         5           80           98         15      120        44         26
                          -----------------------------------------------------------------------------------------------
Total Liabilities.......       16         8         5           80           98         15      120        44         26
                          -----------------------------------------------------------------------------------------------
NET ASSETS..............  $36,952   $26,086    $2,446     $319,851      $10,891     $8,615  $70,128    $2,935   $154,720
                          -----------------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............    2,883     2,715       220       11,056        1,162        763    2,013       288      9,912
                          -----------------------------------------------------------------------------------------------
Cost of Investments.....  $39,285   $26,034    $2,347     $291,418      $10,811     $9,166  $67,462    $2,823   $151,138
                          -----------------------------------------------------------------------------------------------

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2000 (Unaudited)
(In thousands)

                          Equity            Mid-Cap   Equity  Small-Cap          International Government Managed
                          Income  Growth LT  Value    Index     Index     REIT       Value     Securities   Bond
                         Variable Variable  Variable Variable Variable  Variable   Variable     Variable  Variable
                         Account   Account  Account  Account   Account  Account   Account (1)   Account   Account
                         -----------------------------------------------------------------------------------------
ASSETS
Investments:
 Equity Income
 Portfolio.............. $229,327
 Growth LT Portfolio....          $560,268
 Mid-Cap Value
 Portfolio..............                    $10,728
 Equity Index Portfolio.                             $460,861
 Small-Cap Index
 Portfolio..............                                       $12,718
 REIT Portfolio.........                                                 $7,239
 International Value
 Portfolio (1)..........                                                           $223,696
 Government Securities
 Portfolio..............                                                                        $22,505
 Managed Bond Portfolio.                                                                                  $128,349
Receivables:
 Due from Pacific Life
 Insurance Company......      127      419        9       305       11                   88                    157
 Fund shares redeemed...                                                      3                      13
                         -----------------------------------------------------------------------------------------
Total Assets............  229,454  560,687   10,737   461,166   12,729    7,242     223,784      22,518    128,506
                         -----------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                                                      3                      13
 Fund shares purchased..      127      419        9       305       11                   88                    157
                         -----------------------------------------------------------------------------------------
Total Liabilities.......      127      419        9       305       11        3          88          13        157
                         -----------------------------------------------------------------------------------------
NET ASSETS.............. $229,327 $560,268  $10,728  $460,861  $12,718   $7,239    $223,696     $22,505   $128,349
                         -----------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............    9,200   14,360      964    12,262    1,066      656      12,804       2,196     12,275
                         -----------------------------------------------------------------------------------------
Cost of Investments..... $217,993 $430,987  $10,232  $349,701  $12,430   $7,124    $211,826     $23,047   $132,595
                         -----------------------------------------------------------------------------------------

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2000 (Unaudited)
(In thousands)

                          Money   High Yield Large-Cap
                          Market     Bond      Value   Variable Variable Variable Variable
                         Variable  Variable  Variable  Account  Account  Account  Account
                         Account   Account    Account     I        II      III       IV
                         -----------------------------------------------------------------
ASSETS
Investments:
 Money Market Portfolio. $181,666
 High Yield Bond
 Portfolio..............           $48,250
 Large-Cap Value
 Portfolio..............                      $12,492
 Brandes International
 Equity Portfolio.......                               $16,923
 Turner Core Growth
 Portfolio..............                                        $10,940
 Frontier Capital
 Appreciation Portfolio.                                                 $11,930
 Clifton Enhanced U.S.
 Equity Portfolio (1)...                                                           $6,325
Receivables:
 Due from Pacific Life
 Insurance Company......      950       39         67                         18        4
 Fund shares redeemed...                                    42       21
                         -----------------------------------------------------------------
Total Assets............  182,616   48,289     12,559   16,965   10,961   11,948    6,329
                         -----------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                                    42       21
 Fund shares purchased..      950       39         67                         18        4
                         -----------------------------------------------------------------
Total Liabilities.......      950       39         67       42       21       18        4
                         -----------------------------------------------------------------
NET ASSETS.............. $181,666  $48,250    $12,492  $16,923  $10,940  $11,930   $6,325
                         -----------------------------------------------------------------
Shares Owned in each
Portfolio...............   18,012    5,811      1,041    1,060      459      504      318
                         -----------------------------------------------------------------
Cost of Investments..... $182,099  $51,123    $12,113  $14,876  $10,737  $11,804   $6,157
                         -----------------------------------------------------------------

(1) Formerly named Enhanced U.S. Equity Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                         Aggressive Emerging  Diversified  Small-Cap  International Bond and             I-Net     Multi-
                           Equity   Markets    Research     Equity      Large-Cap    Income   Equity  Tollkeeper  Strategy
                          Variable  Variable   Variable    Variable     Variable    Variable Variable  Variable   Variable
                          Account   Account   Account (1) Account (2)  Account (1)  Account  Account  Account (1) Account
                         -------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.............    $1,226       $13                 $20,820                   $237    $4,305              $13,455
                         -------------------------------------------------------------------------------------------------
Net Investment Income..     1,226        13                  20,820                    237     4,305               13,455
                         -------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions..........     2,654     2,775        $1        28,397       ($62)       (251)    4,031                1,202
 Net unrealized
 appreciation
 (depreciation)
 on investments........    (7,023)   (5,011)       99       (35,442)        80         387    (8,199)    $112     (13,382)
                         -------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on Investments..    (4,369)   (2,236)      100        (7,045)        18         136    (4,168)     112     (12,180)
                         -------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS........   ($3,143)  ($2,223)     $100       $13,775        $18        $373      $137     $112      $1,275
                         -------------------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                          Equity              Mid-Cap   Equity   Small-Cap          International Government Managed
                          Income   Growth LT   Value    Index      Index     REIT       Value     Securities   Bond
                         Variable  Variable   Variable Variable  Variable  Variable   Variable     Variable  Variable
                         Account    Account   Account  Account    Account  Account   Account (1)   Account   Account
                         -------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.............. $19,987    $84,626     $120    $7,046      $89       $66       $6,198       $607     $3,736
                         -------------------------------------------------------------------------------------------
Net Investment Income...  19,987     84,626      120     7,046       89        66        6,198        607      3,736
                         -------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........   4,892     35,841       (3)   15,462      225       458        4,188       (301)      (785)
 Net unrealized
 appreciation
 (depreciation)
 on investments......... (27,783)  (140,632)     430   (25,041)    (380)      254      (15,360)       625      2,281
                         -------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on Investments... (22,891)  (104,791)     427    (9,579)    (155)      712      (11,172)       324      1,496
                         -------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS......... ($2,904)  ($20,165)    $547   ($2,533)    ($66)     $778      ($4,974)      $931     $5,232
                         -------------------------------------------------------------------------------------------

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                          Money   High Yield Large-Cap
                          Market     Bond      Value   Variable Variable Variable Variable
                         Variable  Variable  Variable  Account  Account  Account  Account
                         Account   Account    Account     I        II      III       IV
                         -----------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............  $4,238    $2,197      $91      $210      $125     $320    $166
                         -----------------------------------------------------------------
Net Investment Income...   4,238     2,197       91       210       125      320     166
                         -----------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........     182    (2,189)     461       172     1,252    1,571     193
 Net unrealized
 appreciation
 (depreciation)
 on investments.........    (186)     (577)     321       605    (2,182)  (2,039)   (522)
                         -----------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on Investments ..      (4)   (2,766)     782       777      (930)    (468)   (329)
                         -----------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS ........  $4,234     ($569)    $873      $987     ($805)   ($148)  ($163)
                         -----------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                        Aggressive Emerging  Diversified  Small-Cap  International Bond and              I-Net     Multi-
                          Equity   Markets    Research     Equity      Large-Cap    Income   Equity   Tollkeeper  Strategy
                         Variable  Variable   Variable    Variable     Variable    Variable Variable   Variable   Variable
                         Account   Account   Account (1) Account (2)  Account (1)  Account  Account   Account (1) Account
                      ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 .....................    $1,226       $13                 $20,820                    $237   $4,305                $13,455
 Net realized gain
 (loss) from security
 transactions.........     2,654     2,775         $1       28,397         ($62)      (251)   4,031                  1,202
 Net unrealized
 appreciation
 (depreciation) on
 investments .........    (7,023)   (5,011)        99      (35,442)          80        387   (8,199)      $112     (13,382)
                      ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting from
Operations............    (3,143)   (2,223)       100       13,775           18        373      137        112       1,275
                      ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums.............     4,751     2,987        178       19,543          814      2,048    7,902        272       8,531
 Transfers between
 variable accounts,
 net .................     4,547     6,702      2,184       14,398       10,278       (289)   5,508      2,620      (1,753)
 Transfers--policy
 charges and
 deductions ..........    (1,124)     (709)       (25)      (7,234)        (148)      (218)  (1,903)       (32)     (3,180)
 Transfers--
 surrenders...........      (574)     (305)                 (7,280)          (6)      (216)    (777)                (1,415)
 Transfers--other.....      (540)     (276)         9       (2,420)         (65)       (80)    (338)       (37)       (635)
                      ----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions..........     7,060     8,399      2,346       17,007       10,873      1,245   10,392      2,823       1,548
                      ----------------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS ...............     3,917     6,176      2,446       30,782       10,891      1,618   10,529      2,935       2,823
                      ----------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period..    33,035    19,910                 289,069                   6,997   59,599                151,897
                      ----------------------------------------------------------------------------------------------------
 End of Period........   $36,952   $26,086     $2,446     $319,851      $10,891     $8,615  $70,128     $2,935    $154,720
                      ----------------------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                          Equity              Mid-Cap    Equity   Small-Cap          International Government Managed
                          Income   Growth LT   Value     Index      Index     REIT       Value     Securities   Bond
                         Variable  Variable   Variable  Variable  Variable  Variable   Variable     Variable  Variable
                         Account    Account   Account   Account    Account  Account   Account (1)   Account   Account
                         ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..  $19,987   $84,626      $120     $7,046       $89      $66      $6,198        $607     $3,736
 Net realized gain
 (loss) from security
 transactions...........    4,892    35,841        (3)    15,462       225      458       4,188        (301)      (785)
 Net unrealized
 appreciation
 (depreciation) on
 investments............  (27,783) (140,632)      430    (25,041)     (380)     254     (15,360)        625      2,281
                         ---------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........   (2,904)  (20,165)      547     (2,533)      (66)     778      (4,974)        931      5,232
                         ---------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............   17,297    40,262     1,387     46,671     2,605      616      19,669       2,096     10,551
 Transfers between
 variable accounts, net.     (107)   32,400     3,965      2,809     4,261    3,410       4,095      (1,754)     2,606
 Transfers--policy
 charges and deductions.   (5,553)  (14,385)     (306)   (12,343)     (323)    (156)     (5,201)       (667)    (2,718)
 Transfers--surrenders..   (3,359)   (9,751)      (11)    (6,326)      (21)     (14)     (3,710)       (234)    (1,018)
 Transfers--other.......   (1,513)   (4,539)      (62)    (1,982)     (164)     (38)     (1,532)        (85)      (501)
                         ---------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............    6,765    43,987     4,973     28,829     6,358    3,818      13,321        (644)     8,920
                         ---------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    3,861    23,822     5,520     26,296     6,292    4,596       8,347         287     14,152
                         ---------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period....  225,466   536,446     5,208    434,565     6,426    2,643     215,349      22,218    114,197
                         ---------------------------------------------------------------------------------------------
 End of Period.......... $229,327  $560,268   $10,728   $460,861   $12,718   $7,239    $223,696     $22,505   $128,349
                         ---------------------------------------------------------------------------------------------

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                          Money    High Yield Large-Cap
                          Market      Bond      Value   Variable  Variable  Variable  Variable
                         Variable   Variable  Variable  Account   Account   Account   Account
                         Account    Account    Account     I         II       III        IV
                         --------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..   $4,238    $2,197        $91     $210      $125      $320      $166
 Net realized gain
 (loss) from security
 transactions...........      182    (2,189)       461      172     1,252     1,571       193
 Net unrealized
 appreciation
 (depreciation) on
 investments............     (186)     (577)       321      605    (2,182)   (2,039)     (522)
                         --------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........    4,234      (569)       873      987      (805)     (148)     (163)
                         --------------------------------------------------------------------

INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............  160,988     3,900      1,502      951     1,227     1,028       473
 Transfers between
 variable accounts, net.  (99,248)   (1,123)     5,208    5,818   (10,276)    3,359       533
 Transfers--policy
 charges and deductions.   (7,285)   (1,222)      (371)    (362)     (366)     (324)     (143)
 Transfers--surrenders..   (4,340)     (632)       (28)    (360)     (598)     (390)     (379)
 Transfers--other.......   (3,729)     (136)       (70)     (38)      136       (58)       (1)
                         --------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............   46,386       787      6,241    6,009    (9,877)    3,615       483
                         --------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........   50,620       218      7,114    6,996   (10,682)    3,467       320
                         --------------------------------------------------------------------
NET ASSETS
 Beginning of Period....  131,046    48,032      5,378    9,927    21,622     8,463     6,005
                         --------------------------------------------------------------------
 End of Period.......... $181,666   $48,250    $12,492  $16,923   $10,940   $11,930    $6,325
                         --------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging   Small-Cap  Bond and            Multi-    Equity    Growth     Mid-Cap    Equity
                     Equity   Markets     Equity     Income   Equity   Strategy   Income      LT        Value     Index
                    Variable  Variable   Variable   Variable Variable  Variable  Variable  Variable   Variable   Variable
                    Account   Account   Account (1) Account  Account   Account   Account   Account   Account (2) Account
                   ------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........    $2,297       $60     $24,357      $647   $2,430    $12,175   $18,449   $24,658       $10      $5,600
 Net realized
 gain (loss) from
 security
 transactions ...       835      (293)     17,437      (147)   1,715      1,903     8,208    25,696       (70)     16,677
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681      51,373      (970)   8,860     (4,391)   (1,356)  195,153        66      45,834
                   ------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..     6,393     6,448      93,167      (470)  13,005      9,687    25,301   245,507         6      68,111
                   ------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........     6,178     3,315      31,800     1,814    7,890     13,459    27,427    46,518     1,020      69,793
 Transfers
 between variable
 accounts, net
 (3).............     4,792     1,415     (11,434)    1,209   23,369      5,169     7,886    51,856     4,405      34,183
 Transfers--
 policy charges
 and deductions..    (1,517)     (908)    (11,435)     (439)  (2,031)    (6,081)  (10,117)  (16,923)     (151)    (19,242)
 Transfers--
 surrenders (3)..      (633)     (553)     (8,959)     (146)    (577)    (3,028)  (10,670)  (13,700)      (23)    (18,106)
 Transfers--other
 (3).............        56       121      (3,740)     (253)    (123)    (1,307)   (2,228)   (4,089)      (49)     (3,361)
                   ------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     8,876     3,390      (3,768)    2,185   28,528      8,212    12,298    63,662     5,202      63,267
                   ------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......    15,269     9,838      89,399     1,715   41,533     17,899    37,599   309,169     5,208     131,378
                   ------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
 Year............    17,766    10,072     199,670     5,282   18,066    133,998   187,867   227,277               303,187
                   ------------------------------------------------------------------------------------------------------
 End of Year.....   $33,035   $19,910    $289,069    $6,997  $59,599   $151,897  $225,466  $536,446    $5,208    $434,565
                   ------------------------------------------------------------------------------------------------------
                    Small-Cap
                      Index
                    Variable
                   Account (2)
                   -----------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........       $95
 Net realized
 gain (loss) from
 security
 transactions ...        37
 Net unrealized
 appreciation
 (depreciation)
 on investments..       667
                   -----------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..       799
                   -----------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........     1,576
 Transfers
 between variable
 accounts, net
 (3).............     4,252
 Transfers--
 policy charges
 and deductions..      (168)
 Transfers--
 surrenders (3)..        (8)
 Transfers--other
 (3).............       (25)
                   -----------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     5,627
                   -----------
NET INCREASE IN
NET ASSETS.......     6,426
                   -----------
NET ASSETS
 Beginning of
 Year............
                   -----------
 End of Year.....    $6,426
                   -----------

(1) Formerly named Growth Variable Account.

(2) Operations commenced on January 8, 1999.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                 Inter-     Govern-                         High
                                national      ment    Managed    Money      Yield    Large-Cap
                      REIT        Value    Securities   Bond     Market     Bond       Value    Variable Variable  Variable
                    Variable    Variable    Variable  Variable  Variable  Variable   Variable   Account  Account   Account
                   Account (1) Account (2)  Account   Account   Account   Account   Account (1)    I        II       III
                   -------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income .........       $82       $7,401     $1,278     $8,539    $4,600   $3,845        $20       $312   $1,181      $243
 Net realized
 gain (loss) from
 security
 transactions....       (15)       8,072          9        353       259   (1,968)        29        254      277       224
 Net unrealized
 appreciation
 (depreciation)
 on investments..      (140)      23,374     (1,640)   (10,865)     (137)    (533)        58      1,374    1,904     1,903
                   -------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..       (73)      38,847       (353)    (1,973)    4,722    1,344        107      1,940    3,362     2,370
                   -------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS
 Transfer of net
 premiums........       327       29,734      3,788     15,623   255,115    9,673        915      1,409    1,432     1,411
 Transfers
 between variable
 accounts, net
 (3) ............     2,476        6,433      4,897      6,358  (176,515)  (1,919)     4,593      5,357   14,362     1,264
 Transfers--
 policy charges
 and deductions..       (65)      (8,874)    (1,057)    (4,945)   (9,879)  (2,496)      (177)      (234)    (290)     (327)
 Transfers--
 surrenders (3)..       (13)      (7,341)    (2,246)    (2,536)   (8,550)  (1,409)        (3)       (45)    (171)     (592)
 Transfers--
 other (3) ......        (9)        (590)        40       (194)   (2,954)    (531)       (57)       (22)     (21)     (115)
                   -------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     2,716       19,362      5,422     14,306    57,217    3,318      5,271      6,465   15,312     1,641
                   -------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS ......     2,643       58,209      5,069     12,333    61,939    4,662      5,378      8,405   18,674     4,011
                   -------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of
 Year............                157,140     17,149    101,864    69,107   43,370                 1,522    2,948     4,452
                   -------------------------------------------------------------------------------------------------------
 End of Year.....    $2,643     $215,349    $22,218   $114,197  $131,046  $48,032     $5,378     $9,927  $21,622    $8,463
                   -------------------------------------------------------------------------------------------------------
                   Variable
                   Account
                      IV
                   ------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income .........     $474
 Net realized
 gain (loss) from
 security
 transactions....      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..      141
                   -------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..    1,261
                   -------
INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS
 Transfer of net
 premiums........      885
 Transfers
 between variable
 accounts, net
 (3) ............     (595)
 Transfers--
 policy charges
 and deductions..     (259)
 Transfers--
 surrenders (3)..     (251)
 Transfers--other
 (3) ............      (22)
                   -------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     (242)
                   -------
NET INCREASE IN
NET ASSETS ......    1,019
                   -------
NET ASSETS
 Beginning of
 Year............    4,986
                   -------
 End of Year.....   $6,005
                   -------

(1) Operations commenced on January 19, 1999 for the REIT Variable Account and January 8, 1999 for the Large-Cap Value Variable Account.

(2) Formerly named International Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently composed of twenty-five subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Diversified Research Variable Account, the Small-Cap Equity Variable Account (formerly the Growth Variable Account), the International Large-Cap Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the I-Net Tollkeeper Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Mid-Cap Value Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Value Variable Account (formerly the International Variable Account), the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, the High Yield Bond Variable Account, the Large-Cap Value Variable Account, and the Variable Accounts I through IV. The assets in each of the first twenty-one Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts (Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity (formerly Enhanced U.S. Equity)) are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission three new Variable Accounts: the Diversified Research Variable Account, the International Large-Cap Variable Account, and the I-Net Tollkeeper Variable Account. The International Large-Cap Variable Account commenced operations on January 3, 2000, the Diversified Research Variable Account commenced operations on January 4, 2000, and the I-Net Tollkeeper Variable Account commenced operations on May 1, 2000.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During the six months period ended June 30, 2000, the Funds declared dividends for each portfolio, except for the Diversified Research Portfolio, the International Large-Cap Portfolio, and the I-Net Tollkeeper Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of June 30, 2000 were as follows (amounts in thousands):

                                                      Variable Accounts
                            -----------------------------------------------------------------------------------
                           Aggressive     Emerging    Diversified Small-Cap  International  Bond and
                             Equity        Markets    Research(1) Equity(2)  Large-Cap(1)    Income    Equity
                            -----------------------------------------------------------------------------------
Total cost of invest-
 ments at beginning of
 period                      $28,345       $14,846                $225,194                    $7,935   $48,734
Add:Total net proceeds
 from policy
 transactions                 42,878        16,935       $2,402    143,987      $15,516        2,606    27,019
  Reinvested distribu-
   tions from the Funds:
  (a) Net investment in-
   come                                         13                     324                       237         4
  (b) Net realized gain        1,226                                20,496                               4,301
                            -----------------------------------------------------------------------------------
           Sub-Total          72,449        31,794        2,402    390,001       15,516       10,778    80,058
Less:Cost of investments
 disposed during the pe-
 riod                         33,164         5,760           55     98,583        4,705        1,612    12,596
                            -----------------------------------------------------------------------------------
Total cost of invest-
 ments at end of period       39,285        26,034        2,347    291,418       10,811        9,166    67,462
Add:Unrealized apprecia-
 tion (depreciation)          (2,333)           52           99     28,433           80         (551)    2,666
                            -----------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                      $36,952       $26,086       $2,446   $319,851      $10,891       $8,615   $70,128
                            -----------------------------------------------------------------------------------

                              I-Net        Multi-       Equity     Growth       Mid-Cap      Equity   Small-Cap
                          Tollkeeper(1)   Strategy      Income       LT          Value       Index      Index
                            -----------------------------------------------------------------------------------
Total cost of invest-
 ments at beginning of
 period                                   $134,934     $186,348   $266,532       $5,142     $298,365    $5,759
Add:Total net proceeds
 from policy
 transactions                 $2,845         6,743       19,612     97,197        7,025       56,460     8,295
  Reinvested distribu-
   tions from the Funds:
  (a) Net investment in-
   come                                      2,067          972      1,272            7        2,123        23
  (b) Net realized gain                     11,388       19,015     83,354          113        4,923        66
                            -----------------------------------------------------------------------------------
           Sub-Total           2,845       155,132      225,947    448,355       12,287      361,871    14,143
Less:Cost of investments
 disposed during the pe-
 riod                             22         3,994        7,954     17,368        2,055       12,170     1,713
                            -----------------------------------------------------------------------------------
Total cost of invest-
 ments at end of period        2,823       151,138      217,993    430,987       10,232      349,701    12,430
Add:Unrealized apprecia-
 tion                            112         3,582       11,334    129,281          496      111,160       288
                            -----------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                       $2,935      $154,720     $229,327   $560,268      $10,728     $460,861   $12,718
                            -----------------------------------------------------------------------------------

                                        International Government   Managed       Money     High Yield Large-Cap
                              REIT        Value(2)    Securities    Bond        Market        Bond      Value
                            -----------------------------------------------------------------------------------
Total cost of invest-
 ments at beginning of
 period                       $2,783      $188,119      $23,386   $120,723     $131,293      $50,328    $5,320
Add:Total net proceeds
 from policy
 transactions                 20,967        50,981        5,359     30,627      318,666       18,814    14,069
  Reinvested distribu-
   tions from the Funds:
  (a) Net investment in-
   come                           62                        607      3,736        4,238        2,197        23
  (b) Net realized gain            4         6,198                                                          68
                            -----------------------------------------------------------------------------------
           Sub-Total          23,816       245,298       29,352    155,086      454,197       71,339    19,480
Less:Cost of investments
 disposed during the pe-
 riod                         16,692        33,472        6,305     22,491      272,098       20,216     7,367
                            -----------------------------------------------------------------------------------
Total cost of invest-
 ments at end of period        7,124       211,826       23,047    132,595      182,099       51,123    12,113
Add:Unrealized apprecia-
 tion (depreciation)             115        11,870         (542)    (4,246)        (433)      (2,873)      379
                            -----------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                       $7,239      $223,696      $22,505   $128,349     $181,666      $48,250   $12,492
                            -----------------------------------------------------------------------------------

------------------
(1) Operations commenced during 2000 (See Note 1 to Financial Statements).
(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

                                          Variable Accounts
                               --------------------------------------------
                                 I           II          III          IV
                               --------------------------------------------
Total cost of investments
 at beginning of period         $8,485      $19,237      $6,298      $5,315
Add: Total net proceeds
 from policy transactions        6,504       16,975      24,673       1,438
  Reinvested distribu-
tions from the Funds:
  (a) Net investment in-
   come                              9
  (b) Net realized gain            201          125         320         166
                               --------------------------------------------
          Sub-Total             15,199       36,337      31,291       6,919
Less: Cost of investments
 disposed during the pe-
 riod                              323       25,600      19,487         762
                               --------------------------------------------
Total cost of investments
 at end of period               14,876       10,737      11,804       6,157
Add: Unrealized apprecia-
 tion                            2,047          203         126         168
                               --------------------------------------------
Total market value of in-
 vestments at end of pe-
 riod                          $16,923      $10,940     $11,930      $6,325
                               --------------------------------------------

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT **
INFORMATION

 Transactions in Separate Account units for the period ended June 30, 2000 and the selected accumulation unit information as of June 30, 2000 were as follows:

                                                      Variable Accounts
                           -----------------------------------------------------------------------------------
                             Aggressive   Emerging   Diversified  Small-Cap   International Bond and
                               Equity      Markets   Research (1) Equity (2)  Large-Cap (1)  Income     Equity
                           -----------------------------------------------------------------------------------
Total units outstanding
 at beginning of period      2,033,582    1,834,543               4,960,169                   582,556  2,877,894
Increase (decrease) in
 units resulting from
 policy transactions:
  (a) Transfer of net
   premiums                    302,764      282,920      15,849     322,829        87,488     165,588    391,052
  (b) Transfers between
   variable accounts,
   net                         290,120      628,511     199,447     214,397     1,093,332     (24,159)   278,561
  (c) Transfers--policy
   charges and deduc-
   tions                       (72,006)     (67,244)     (2,198)   (119,633)      (15,973)    (17,679)   (94,018)
  (d) Transfers--surren-
   ders                        (37,846)     (29,526)        (15)   (121,103)         (655)    (17,609)   (37,757)
  (e) Transfers--other         (24,915)     (29,472)       (163)    (49,100)       (2,259)     (6,122)   (22,799)
                           -----------------------------------------------------------------------------------
            Sub-Total          458,117      785,189     212,920     247,390     1,161,933     100,019    515,039
                           -----------------------------------------------------------------------------------
Total units outstanding
 at end of period            2,491,699    2,619,732     212,920   5,207,559     1,161,933     682,575  3,392,933
                           -----------------------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of period         $16.24       $10.85      $10.00      $58.28        $10.00      $12.01     $20.71
         At end of period       $14.83        $9.96      $11.49      $61.42         $9.37      $12.62     $20.67
                               I-Net       Multi-       Equity      Growth       Mid-Cap     Equity    Small-Cap
                           Tollkeeper (1) Strategy      Income        LT          Value       Index      Index
                           -----------------------------------------------------------------------------------
Total units outstanding
 at beginning of period                   4,129,050   4,400,614   8,447,233       503,550   8,532,306    547,204
Increase (decrease) in
 units resulting from
 policy transactions:
  (a) Transfer of net
   premiums                     27,691      231,536     343,107     613,829       130,181     935,082    208,867
  (b) Transfers between
   variable accounts,
   net                         266,840      (48,067)     (1,024)    453,774       372,451      47,225    344,793
  (c) Transfers--policy
   charges and deduc-
   tions                        (3,329)     (86,530)   (109,923)   (218,477)      (28,600)   (247,861)   (26,862)
  (d) Transfers--surren-
   ders                                     (38,566)    (66,601)   (147,319)       (1,024)   (126,960)    (1,677)
  (e) Transfers--other          (3,173)     (16,818)    (31,755)    (79,170)      (10,340)    (40,592)   (14,359)
                           -----------------------------------------------------------------------------------
            Sub-Total          288,029       41,555     133,804     622,637       462,668     566,894    510,762
                           -----------------------------------------------------------------------------------
Total units outstanding
 at end of period              288,029    4,170,605   4,534,418   9,069,870       966,218   9,099,200  1,057,966
                           -----------------------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of period         $10.00       $36.79      $51.24      $63.51        $10.34      $50.93     $11.74
         At end of period       $10.19       $37.10      $50.57      $61.77        $11.10      $50.65     $12.02

------------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.
(1) Operations commenced during 2000 (See Note 1 to Financial Statements).
(2) Small-Cap Equity was formerly named Growth.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

                                                      Variable Accounts
                          ------------------------------------------------------------------------------
                                   International Government  Managed     Money     High Yield  Large-Cap
                           REIT      Value (1)   Securities   Bond       Market       Bond       Value
                          ------------------------------------------------------------------------------
Total units outstanding
 at beginning of period   264,601    8,015,534    954,685   4,684,288   7,383,941  1,720,074     494,241
Increase (decrease) in
 units resulting from
 policy transactions:
  (a) Transfer of net
   premiums                57,669      766,839     89,190     425,626   8,944,720    141,889     135,649
  (b) Transfers between
   variable accounts,
   net                    318,246      170,183    (74,648)    104,048  (5,527,626)   (41,029)    463,538
  (c) Transfers--policy
   charges and deduc-
   tions                  (14,480)    (202,935)   (28,375)   (111,369)   (405,119)   (44,489)    (33,143)
  (d) Transfers--surren-
   ders                    (1,226)    (145,538)    (9,944)    (41,145)   (241,167)   (23,054)     (2,431)
  (e) Transfers--other     (2,557)     (60,827)    (3,630)    (21,378)   (206,462)    (5,352)     (5,879)
                          ------------------------------------------------------------------------------
     Sub-Total            357,652      527,722    (27,407)    355,782   2,564,346     27,965     557,734
                          ------------------------------------------------------------------------------
Total units outstanding
 at end of period         622,253    8,543,256    927,278   5,040,070   9,948,287  1,748,039   1,051,975
                          ------------------------------------------------------------------------------

Accumulation Unit Value:
 At beginning of period     $9.99       $26.87     $23.27      $24.38      $17.75     $27.92      $10.88
         At end of period  $11.63       $26.18     $24.27      $25.47      $18.26     $27.60      $11.87
                             I          II          III        IV
                          -------------------------------------------
Total units outstanding
 at beginning of period   564,686      878,111    451,959     291,010
Increase (decrease) in
 units resulting from
 policy transactions:
  (a) Transfer of net
   premiums                56,832       48,710     48,539      22,970
  (b) Transfers between
   variable accounts,
   net                    348,646     (470,540)    88,814      25,846
  (c) Transfers--policy
   charges and deduc-
   tions                  (21,536)     (14,345)   (15,254)     (6,953)
  (d) Transfers--surren-
   ders                   (21,830)     (23,286)   (17,981)    (18,400)
  (e) Transfers--other     (2,431)       3,732     (3,244)        (31)
                          -------------------------------------------
     Sub-Total            359,681     (455,729)   100,874      23,432
                          -------------------------------------------
Total units outstanding
 at end of period         924,367      422,382    552,833     314,442
                          -------------------------------------------

Accumulation Unit Value:
 At beginning of period    $17.58       $24.62     $18.72      $20.64
         At end of period  $18.31       $25.90     $21.58      $20.11

------------------
(1) International Value was formerly named International.